FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details) - CLP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Assets		$ 39,132,512	$ 35,823,605
Liabilities		35,887,052	32,675,685
Deposits and Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Liabilities		8,741,417	7,768,166
Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Liabilities		2,517,728	2,139,488
Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Liabilities		540,091	408,313
Trading Investments [Member]
Disclosure of financial assets [line items]
Assets			485,736
Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Assets		3,100,635	2,238,647
Loans and Account Receivable From Customers and Interbank Loans, Net [Member]
Disclosure of financial assets [line items]
Assets	[1]		27,563,229
Available For Sale Investments [Member]
Disclosure of financial assets [line items]
Assets		77,041	2,574,546
Guarantee Deposits (Margin Accounts) [Member]
Disclosure of financial assets [line items]
Assets		170,232	323,767
Book Value [Member] | Deposits and Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Liabilities		23,597,863	21,380,468
Book Value [Member] | Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Liabilities		2,517,728	2,139,488
Book Value [Member] | Issued Debt Instruments And Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Liabilities		8,330,633	7,335,683
Book Value [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Liabilities		371,512	408,313
Book Value [Member] | Trading Investments [Member]
Disclosure of financial assets [line items]
Assets			485,736
Book Value [Member] | Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Assets		3,100,635	2,238,647
Book Value [Member] | Loans and Account Receivable From Customers and Interbank Loans, Net [Member]
Disclosure of financial assets [line items]
Assets			26,934,757
Book Value [Member] | Debt Instrument At FVOCI [Member]
Disclosure of financial assets [line items]
Assets		2,394,323
Book Value [Member] | Available For Sale Investments [Member]
Disclosure of financial assets [line items]
Assets			2,574,546
Book Value [Member] | Guarantee Deposits (Margin Accounts) [Member]
Disclosure of financial assets [line items]
Assets		170,232	323,767
Book Value [Member] | Loans And Accounts Receivable At Amortised Cost [Member]
Disclosure of financial assets [line items]
Assets		29,331,001
Book Value [Member] | Loans And Accounts Receivable At Fvoci Net [Member]
Disclosure of financial assets [line items]
Assets		68,588
Book Value [Member] | Financial Assets Held For Trading [Member]
Disclosure of financial assets [line items]
Assets		77,041
At Fair Value [Member] | Deposits and Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Liabilities		23,770,106	20,887,959
At Fair Value [Member] | Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Liabilities		2,517,728	2,139,488
At Fair Value [Member] | Issued Debt Instruments And Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Liabilities		8,605,135	7,487,591
At Fair Value [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Liabilities		371,512	408,313
At Fair Value [Member] | Trading Investments [Member]
Disclosure of financial assets [line items]
Assets			485,736
At Fair Value [Member] | Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Assets		3,100,635	2,238,647
At Fair Value [Member] | Loans and Account Receivable From Customers and Interbank Loans, Net [Member]
Disclosure of financial assets [line items]
Assets			28,518,929
At Fair Value [Member] | Debt Instrument At FVOCI [Member]
Disclosure of financial assets [line items]
Assets		2,394,323
At Fair Value [Member] | Available For Sale Investments [Member]
Disclosure of financial assets [line items]
Assets			2,574,546
At Fair Value [Member] | Guarantee Deposits (Margin Accounts) [Member]
Disclosure of financial assets [line items]
Assets		170,232	323,767
At Fair Value [Member] | Loans And Accounts Receivable At Amortised Cost [Member]
Disclosure of financial assets [line items]
Assets		30,575,611
At Fair Value [Member] | Loans And Accounts Receivable At Fvoci Net [Member]
Disclosure of financial assets [line items]
Assets		68,588
At Fair Value [Member] | Financial Assets Held For Trading [Member]
Disclosure of financial assets [line items]
Assets		$ 77,041

[1]	Loans and accounts receivables from customers are presented on a gross basis. Provisions amounts according to type of loan are detailed as follows: Commercial loans Ch$ 437,863 million, Mortgage loans Ch$ 69,066 million, and Consumer loans Ch$ 283,756 million.